Schedule of Derivative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Amount	$ 150,900	$ 151,500
Fair Value	1,569	1,722
Fitch, BBB+ Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	150,900	145,300
Fair Value	$ 1,569	$ 2,364
Weighted Average Years to Maturity	7 years	8 years
Fitch, BBB- Rating [Member]
Derivatives, Fair Value [Line Items]
Amount		$ 6,200
Fair Value		$ (642)
Weighted Average Years to Maturity		11 years